Stock-Based Compensation (Schedule of Share-based Compensation, Restricted Stock Units Award Activity) (Details) - Restricted Stock Awards and Restricted Stock Units [Member] shares in Millions	12 Months Ended
Jan. 02, 2016 $ / shares shares
Restricted Stock Units and Awards
Unvested beginning balance (in shares) | shares	1.5
Granted (in shares) | shares	0.6
Vested (in shares) | shares	(0.5)
Forfeited (in shares) | shares	(0.1)
Unvested ending balance (in shares) | shares	1.5
Weighted Average Grant Date Fair Value
Beginning balance (USD per share) | $ / shares	$ 56.36
Granted (USD per share) | $ / shares	62.10
Vested (USD per share) | $ / shares	51.56
Forfeited (USD per share) | $ / shares	57.30
Ending balance (USD per share) | $ / shares	$ 60.65